Employee Defined Contribution Plans and Multi Employer Pension Plans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Company contribution to retirement plan	$ 7,439	$ 7,412	$ 6,599
Expenses incurred in change in benefit plan	2,714	2,669	2,779
Multiemployer Plans, Pension [Member]
Multiemployer Plans [Line Items]
Company contribution to retirement plan	$ 350,359	$ 332,430